ORGANIZATION AND NATURE OF OPERATIONS	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Mobiquity Technologies, Inc. (“Mobiquity,” “we,” “our” or “the Company”), and its operating subsidiaries, is a next generation location data intelligence company. The Company provides precise unique, at-scale location data and insights on consumer’s real-world behavior and trends for use in marketing and research. We provide one of the most accurate and scaled solutions for mobile data collection and analysis, utilizing multiple geo-location technologies. The Company is seeking to implement several new revenue streams from its data collection and analysis, including, but not limited to, Advertising, Data Licensing, Footfall Reporting, Attribution Reporting, Real Estate Planning, Financial Forecasting and Custom Research. We also are a developer of advertising and marketing technology focused on the creation, automation, and maintenance of an advertising technology operating system (or ATOS). The ATOS platform blends artificial intelligence (or AI) and machine learning (ML) based optimization technology for automatic ad serving that manages and runs digital advertising campaigns.

The parent (Mobiquity Technologies, Inc.) and subsidiaries are organized as follows:

Company Name	State of Incorporation
Mobiquity Technologies, Inc.	New York
Mobiquity Networks, Inc.	New York
Advangelists, LLC	Delaware

Liquidity, Going Concern and Management’s Plans

These condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the accompanying condensed consolidated financial statements, for the nine months ended September 30, 2022, the Company had:

•	Net loss of $5,791,201; and
•	Net cash used in operations was $5,502,991

Additionally, at September 30, 2022, the Company had:

•	Accumulated deficit of $208,236,095
•	Stockholders’ equity of $2,199,103, and
•	Working capital of $182,150

We manage liquidity risk by reviewing, on an ongoing basis, our sources of liquidity and capital requirements. The Company has cash on hand of $855,246 at September 30, 2022.

The Company has incurred significant losses since its inception in 1998 and has not demonstrated an ability to generate sufficient revenues from the sales of its products and services to achieve profitable operations. There can be no assurance that profitable operations will ever be achieved, or if achieved, could be sustained on a continuing basis. In making this assessment we performed a comprehensive analysis of our current circumstances including: our financial position, our cash flows and cash usage forecasts for the nine months ended September 30, 2022, and our current capital structure including equity-based instruments and our obligations and debts.

Without sufficient revenues from operations, if the Company does not obtain additional capital, the Company will be required to reduce the scope of its business development activities or cease operations. The Company may explore obtaining additional capital financing and the Company is closely monitoring its cash balances, cash needs, and expense levels.

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these condensed consolidated financial statements are issued. These condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management’s strategic plans include the following:

•	Execution of business plan focused on technology growth and improvement,
•	Seek out equity and/or debt financing to obtain the capital required to meet the Company’s financial obligations. There is no assurance, however, that lenders and investors will continue to advance capital to the Company or that the new business operations will be profitable.
•	Continuing to explore and execute prospective partnering or distribution opportunities,
•	Identifying unique market opportunities that represent potential positive short-term cash flow.

Coronavirus (“COVID-19”) Pandemic

During the three months and nine months ended September 30, 2022, the Company’s financial results and operations were not materially adversely impacted by the COVID-19 pandemic. However, in the prior two (2) years, the Company suffered from the Pandemic and drastically curtailed its operations. The extent to which the Company’s future financial results could be impacted by the COVID-19 pandemic depends on future developments that are highly uncertain and cannot be predicted at this time. The Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or a revision of the carrying value of its assets or liabilities.

These estimates may change, as new events occur, and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.